RETIREMENT SAVINGS PLAN	9 Months Ended
Sep. 30, 2021
RETIREMENT SAVINGS PLAN
RETIREMENT SAVINGS PLAN

6.    RETIREMENT SAVINGS PLAN

The Company sponsored a savings plan available to all eligible employees, which qualifies under Section 401(k) of the Internal Revenue Code. Employees may contribute to the plan amounts of their pre- tax salary subject to statutory limitations. The Company does not currently offer a match and has not provided a match for the nine months ended September 30, 2021 and 2020(unaudited), and the years ended December 31, 2020 and 2019.